Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Disaggregated Revenue [Line Items]
Total	$ 1,071	$ 2,590	$ 6,012	$ 3,585
Diagnostic drug and medical radioisotopes sales [Member]
Schedule of Disaggregated Revenue [Line Items]
Total	1,071	990	4,268	3,538
Cyclotron system sales [Member]
Schedule of Disaggregated Revenue [Line Items]
Total		$ 1,600	1,743	3
Consulting services and system support services [Member]
Schedule of Disaggregated Revenue [Line Items]
Total			$ 1	$ 44